Equity	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Equity
16.	EQUITY

a.	Ordinary shares

	December 31, 2019	June 30, 2020
Number of shares authorized	500,000,000	500,000,000

Amount of shares authorized (NT$ thousand)	$5,000,000	$5,000,000

Number of shares issued and fully paid	189,954,970	189,954,970

Amount of shares issued and fully paid	$61,366,844	$61,366,844

The issued ordinary shares with a par value of NT$10 entitle holders with the rights to vote and receive dividends.
On January 22, 2018, ASLAN Cayman received the official letter No. 1060049975 from the Financial Supervisory Commission of Taiwan (“FSC”) of approval of the issuance of ordinary shares for the purpose of sponsoring the issuance of American Depository Receipts. On March 27, 2018, ASLAN Cayman filed a registration statement on Form
F-1
with the U.S. Securities and Exchange Commission (“SEC”) for the initial public offering in the United States of its ADSs representing ordinary shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC, and ASLAN Cayman held the initial public offering of its ADSs on May 4, 2018.
The actual units of ADSs for this offering were 6,000,000, and each ADS represents five of ASLAN Cayman’s ordinary shares, which in total represents 30,000,000 ordinary shares. The offering price per ADS was $7.03, equivalent to a price per ordinary share of NT$41.72. The payment of this fundraising was fully collected as of May 8, 2018, and the record date for this capital increase was May 8, 2018.
On September 10, 2018, ASLAN Cayman’s board of directors resolved to increase authorized shares to $5 million, which were approved in the interim shareholders’ meeting on October 30, 2018.
On November 7, 2018, the board of directors resolved to issue ordinary shares ranging from 15,000,000 to 40,000,000 shares for cash sponsoring the issuance of American Depository Receipts. On December 5, 2018, ASLAN Cayman received the approval letter No.1070344286 from the FSC for issuing ordinary shares for sponsoring the issuance of American Depository Receipts.
On November 5, 2019, ASLAN Cayman received the official letter No. 1080334435 from the FSC of approval of the issuance of ordinary shares for the purpose of sponsoring the issuance of American Depository Receipts. On November 8, 2019, the Company filed a registration statement on Form
F-3
with the SEC for the
follow-on
offering in the United States of its ADSs representing ordinary shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC on November 8, 2019, and the Company held the follow-on
offering of its ADSs on December 3, 2019.
The actual units of ADSs for this offering were 5,893,206, and each ADS represents five of ASLAN Cayman’s ordinary shares, which in total represents 29,466,030 ordinary shares. The offering price per ADS was $2.5, equivalent to a price per ordinary share of NT$15.24. The payment of this fundraising was fully collected as of December 6, 2019, and the record date for this capital increase was December 6, 2019.

b.	Capital surplus

	December 31, 2019	June 30, 2020
Arising from issuance of new share capital	$108,800,191	$108,800,191
Arising from employee share options	6,274,591	6,274,591
Changes in percentage of ownership interests in subsidiary	1,376,349	1,376,349
Equity component of long-term debt (Note 14)	44,579	44,579

	$116,495,710	$116,495,710

c.	Retained earnings and dividends policy
Under ASLAN Cayman’s Articles of Incorporation, ASLAN Cayman may declare dividends by ordinary resolution of ASLAN Cayman’s board of directors, but no dividends shall exceed the amount recommended by the directors of ASLAN Cayman.
ASLAN Cayman may set aside out of the funds legally available for distribution, for equalizing dividends or for any other purpose to which those funds may be properly applied, either employed in the business of ASLAN Cayman or invested in such investments as the directors of ASLAN Cayman may from time to time think fit.
The accumulated deficits for 2018 and 2019 approved by the shareholders’ meetings on June 21, 2019 and June 29, 2020, respectively, were as follows:

	For the year ended December 31
	2018	2019
Accumulated deficits at the beginning of the year	$(90,283,261)	$(132,468,858)
Net loss for the year	(42,185,597)	(47,015,967)

Accumulated deficits at the end of the year	$(132,468,858)	$(179,484,825)

d.	Other reserves items
Unrealized loss on financial assets at fair value through other comprehensive income:

	For the six months ended June 30
	2019	2020
Balance at January 1	$—	$(55,084)
Unrealized loss
Equity instruments	—	(74,331)

Balance at June 30	$—	$(129,415)

e.	Non-controlling interests

	For the six months ended June 30
	2019	2020
Balance at January 1	$—	$1,074,081
Share in profit for the year	—	(315,695)

Balance at June 30	$—	$758,386